UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 103.0%
	SHARES	VALUE
Consumer Products - 4.7%
Apparel and Shoes - 1.8%
Kenneth Cole Productions Cl. A	35,000	$852,950
Columbia Sportswear Company a,c	34,600	1,931,718
K-Swiss Cl. A	105,000	3,156,300
Oakley a	94,900	1,618,045
Polo Ralph Lauren Cl. A	58,200	3,764,958
Tandy Brands Accessories	16,900	179,647
Timberland Company Cl. A a,c	60,000	1,726,200
Weyco Group	307,992	6,889,781

		20,119,599

Collectibles - 0.1%
Enesco Group a,c	174,800	45,448

Food/Beverage/Tobacco - 0.2%
Hain Celestial Group a,c	37,800	966,168
Hershey Creamery Company a	709	1,418,000

		2,384,168

Home Furnishing and Appliances - 0.3%
Aaron Rents	4,500	103,410
Ethan Allen Interiors	35,800	1,240,828
Jacuzzi Brands a,c	145,000	1,448,550
La-Z-Boy c	68,200	952,072

		3,744,860

Publishing - 0.4%
Scholastic Corporation a,c	130,000	4,049,500

Sports and Recreation - 0.5%
Coachmen Industries	47,700	515,637
Monaco Coach	161,050	1,794,097
Nautilus	2,000	27,500
Sturm, Ruger & Company a	272,900	2,112,246
Thor Industries	26,100	1,074,537

		5,524,017

Other Consumer Products - 1.4%
Blyth	14,700	357,651
Burnham Holdings Cl. B a	36,000	619,200
Fossil a,c	82,800	1,783,512
Lazare Kaplan International a	103,600	1,015,280
Leapfrog Enterprises a,c	175,000	1,387,750
Matthews International Cl. A	166,000	6,110,460
RC2 Corporation a	132,600	4,446,078

		15,719,931

Total		51,587,523

Consumer Services - 6.4%
Direct Marketing - 0.1%
FTD Group a,c	55,000	849,750

Leisure and Entertainment - 0.1%
Gemstar-TV Guide International a	111,100	368,852
Shuffle Master a,c	15,000	405,150
Steiner Leisure a,c	2,100	88,305

		862,307

Media and Broadcasting - 0.1%
Cox Radio Cl. A a	23,000	353,050

Restaurants and Lodgings - 1.2%
Applebee’s International a	63,000	1,355,130
Benihana Cl. A a	6,600	191,400
CEC Entertainment a	121,400	3,825,314
IHOP Corporation	93,400	4,329,090
Ryan’s Restaurant Group a,c	7,200	114,264
Steak n Shake Company (The) a	183,000	3,090,870

		12,906,068

Retail Stores - 2.3%
Big Lots a	255,300	5,057,493
CarMax a	84,000	3,503,640
Children’s Place Retail Stores a	13,670	875,290
Claire’s Stores a	209,800	6,117,768
Cost Plus a,c	80,500	963,585
Fred’s Cl. A a	50,000	631,000
Gander Mountain Company a,c	53,300	370,968
Hot Topic a,c	29,000	323,060
Krispy Kreme Doughnuts a,c	85,000	688,500
99 Cents Only Stores a	95,000	1,123,850
Stein Mart	142,800	2,171,988
Tiffany & Co.	25,000	830,000
Urban Outfitters a,c	27,000	477,630
West Marine a	131,100	1,835,400
Wet Seal (The) Cl. A a,c	162,000	994,680

		25,964,852

Other Consumer Services - 2.6%
Corinthian Colleges a,c	106,500	1,151,265
ITT Educational Services a	104,000	6,895,200
Laureate Education a,c	75,000	3,589,500
MoneyGram International	74,900	2,176,594
Sotheby’s a	485,200	15,642,848

		29,455,407

Total		70,391,434

Diversified Investment Companies - 0.1%
Closed-End Mutual Funds - 0.1%
Central Fund of Canada Cl. A a	111,500	937,715

Total		937,715

Financial Intermediaries - 9.9%
Banking - 3.4%
BOK Financial	129,327	6,802,600
Bank of NT Butterfield a	68,750	3,884,375
CFS Bancorp	260,000	3,845,400
Cadence Financial	30,300	614,181
Commercial National Financial	44,900	864,325
Exchange National Bancshares	50,400	1,532,160
Farmers & Merchants Bank of Long Beach	1,266	7,785,900
Heritage Financial	12,915	336,307
HopFed Bancorp	25,000	405,000
Jefferson Bancshares	25,000	332,750
Mechanics Bank a	200	3,810,000
NetBank	70,000	423,500
Old Point Financial	20,000	577,600
Partners Trust Financial Group	100,000	1,071,000
Sun Bancorp a,c	44,100	830,403
Tompkins Trustco	17,545	797,420
Whitney Holding	40,500	1,448,685
Wilber Corporation	31,700	315,732
Wilmington Trust	31,000	1,381,050
Yadkin Valley Financial	3,800	59,090

		37,117,478

Insurance - 4.3%
Alleghany Corporation a	11,097	3,207,144
Aspen Insurance Holdings	64,000	1,653,120
Commerce Group	89,000	2,674,450
Erie Indemnity Company Cl. A	139,900	7,326,563
IPC Holdings	27,000	821,340
Leucadia National a	86,442	2,262,187
Markel Corporation a	7,200	2,956,752
Montpelier Re Holdings	66,000	1,279,740
NYMAGIC	85,200	2,700,840
Navigators Group a,c	83,200	3,994,432
Ohio Casualty	107,000	2,768,090
ProAssurance Corporation a,c	38,070	1,876,090
PXRE Group a	166,551	686,190
RLI	99,724	5,064,982
Security Capital Assurance a,c	30,000	718,500
21st Century Insurance Group	62,000	926,900
Wesco Financial	4,750	2,075,750
White Mountains Insurance Group	10,000	4,969,600

		47,962,670

Real Estate Investment Trusts - 0.4%
Gladstone Commercial	34,700	697,470
Government Properties Trust	50,000	451,000
Opteum Cl. A	347,500	2,797,375

		3,945,845

Securities Brokers - 0.8%
Dundee Wealth Management	79,400	852,427
First Albany Companies a	350,100	1,470,420
Investment Technology Group a	30,400	1,360,400
Knight Capital Group Cl. A a	229,700	4,180,540
optionsXpress Holdings	53,000	1,477,640

		9,341,427

Other Financial Intermediaries - 1.0%
International Securities Exchange Cl. A	75,000	3,516,750
MCG Capital	138,000	2,253,540
MVC Capital	353,900	4,586,544
MarketAxess Holdings a	67,000	701,490

		11,058,324

Total		109,425,744

Financial Services - 8.3%
Information and Processing - 1.9%
eFunds Corporation a,c	126,875	3,067,837
FactSet Research Systems	35,350	1,716,949
Global Payments	137,000	6,029,370
Interactive Data a	134,300	2,679,285
PRG-Schultz International a,c	14,420	83,636
SEI Investments Company	141,200	7,934,028

		21,511,105

Insurance Brokers - 1.3%
Crawford & Company Cl. A	289,200	1,732,308
Crawford & Company Cl. B	162,300	1,102,017
Gallagher (Arthur J.) & Company	111,200	2,965,704
Hilb Rogal & Hobbs Company	155,050	6,612,883
National Financial Partners	22,000	902,660
U.S.I. Holdings a,c	40,000	542,000

		13,857,572

Investment Management - 4.5%
ADDENDA Capital	150,900	3,206,330
AllianceBernstein Holding L.P.	353,100	24,360,369
BKF Capital Group a	7,500	29,250
Eaton Vance	140,400	4,051,944
Federated Investors Cl. B	161,900	5,473,839
GAMCO Investors Cl. A	158,600	6,036,316
Nuveen Investments Cl. A	138,600	7,100,478

		50,258,526

Other Financial Services - 0.6%
AmeriCredit Corporation a,c	18,870	471,561
CharterMac	59,600	1,189,616
Credit Acceptance a,c	50,000	1,484,000
Municipal Mortgage & Equity	40,300	1,144,923
Ocwen Financial a,c	50,000	745,000
Van der Moolen Holding ADR	21,362	139,280
World Acceptance a,c	21,700	954,366

		6,128,746

Total		91,755,949

Health - 7.9%
Commercial Services - 1.4%
First Consulting Group a	560,900	5,468,775
PAREXEL International a,c	313,700	10,380,333

		15,849,108

Drugs and Biotech - 1.8%
Affymetrix a,c	10,000	215,600
Antigenics a,c	99,300	153,915
Cerus Corporation a,c	21,700	120,435
DUSA Pharmaceuticals a	79,700	333,146
Endo Pharmaceuticals Holdings a	229,800	7,479,990
Gene Logic a	365,000	565,750
Hi-Tech Pharmacal a,c	1,650	20,856
Hollis-Eden Pharmaceuticals a,c	44,000	232,760
Human Genome Sciences a,c	90,000	1,038,600
K-V Pharmaceutical Company Cl. A a,c	51,500	1,220,550
Medicines Company (The) a,c	20,000	451,200
Millennium Pharmaceuticals a,c	100,000	995,000
Myriad Genetics a,c	50,000	1,232,500
Perrigo Company	186,750	3,169,148
Pharmanet Development Group a	10,000	194,300
QLT a,c	114,070	866,932
Telik a	33,000	587,070
VIVUS a,c	163,300	604,210

		19,481,962

Health Services - 1.9%
Albany Molecular Research a	85,000	795,600
Covance a,c	52,700	3,498,226
Cross Country Healthcare a,c	30,000	510,000
Eclipsys Corporation a,c	20,000	358,200
Gentiva Health Services a	30,150	495,666
HMS Holdings a	50,000	631,000
HealthSouth Corporation a,c	1,000,000	4,960,000
Lincare Holdings a,c	52,562	1,820,748
MedQuist a	73,893	857,159
National Home Health Care	20,000	196,000
On Assignment a,c	425,400	4,173,174
Paramount Acquisition (Units) a	280,000	1,890,000
Quovadx a	3,000	7,830
Res-Care a,c	65,460	1,315,091

		21,508,694

Medical Products and Devices - 2.5%
Allied Healthcare Products a	197,700	1,035,948
Arrow International	195,728	6,226,108
ArthroCare Corporation a,c	10,000	468,600
Bruker BioSciences a	370,200	2,595,102
CONMED Corporation a,c	81,500	1,720,465
IDEXX Laboratories a	79,000	7,200,060
Invacare Corporation	103,100	2,424,912
Novoste Corporation a	16,625	38,238
STERIS Corporation	98,600	2,372,316
Young Innovations	62,550	2,249,298
Zoll Medical a	20,200	724,978

		27,056,025

Personal Care - 0.3%
Helen of Troy a,c	81,600	1,432,896
Nutraceutical International a	22,800	311,448
USANA Health Sciences a,c	38,900	1,734,551

		3,478,895

Total		87,374,684

Industrial Products - 17.5%
Automotive - 0.6%
Fuel Systems Solutions a,c	22,499	286,187
LKQ Corporation a,c	256,000	5,624,320
Quantam Fuel Systems Technologies Worldwide a,c	15,500	30,690
Superior Industries International	52,000	873,080

		6,814,277

Building Systems and Components - 0.9%
Decker Manufacturing a	6,022	215,286
Preformed Line Products Company	91,600	3,244,472
Simpson Manufacturing	250,800	6,779,124

		10,238,882

Construction Materials - 1.8%
Ash Grove Cement Company Cl. B a	50,518	10,002,564
ElkCorp	2,000	54,300
Florida Rock Industries	100,175	3,877,774
Heywood Williams Group a	958,837	1,548,428
Synalloy Corporation a,b	345,000	4,850,700

		20,333,766

Industrial Components - 1.3%
Barnes Group	4,000	70,240
Bel Fuse Cl. A	2,000	54,760
C & D Technologies c	345,700	2,454,470
CLARCOR	83,500	2,545,915
Donaldson Company	92,800	3,424,320
GrafTech International a	64,790	378,374
Intermagnetics General a	6,525	176,501
PerkinElmer	135,000	2,555,550
Powell Industries a,c	92,400	2,044,812
II-VI a	13,500	336,420

		14,041,362

Machinery - 5.7%
Baldor Electric	62,900	1,939,207
Coherent a,c	243,500	8,439,710
Exco Technologies	91,000	325,654
Federal Signal	58,600	893,650
Franklin Electric	84,200	4,474,388
Graco	96,825	3,781,985
Hardinge	277,793	3,694,647
IDEX Corporation	36,000	1,549,800
Intermec a,c	3,000	79,080
Lincoln Electric Holdings	228,680	12,451,626
Nordson Corporation	172,200	6,863,892
PAXAR Corporation a,c	267,500	5,344,650
Rofin-Sinar Technologies a	128,000	7,778,560
Williams Controls a	37,499	475,112
Woodward Governor Company	154,800	5,191,992

		63,283,953

Metal Fabrication and Distribution - 2.3%
Commercial Metals Company	36,600	744,078
CompX International Cl. A	292,300	4,556,957
Gerdau Ameristeel	61,100	557,843
Harris Steel Group	100,000	2,576,605
IPSCO	14,500	1,256,715
Kaydon Corporation	208,700	7,726,074
NN	127,100	1,503,593
Novamerican Steel a	10,800	360,720
Oregon Steel Mills a	107,100	5,233,977
Reliance Steel & Aluminum	25,920	833,069

		25,349,631

Paper and Packaging - 0.1%
Peak International a,c	408,400	1,233,368

Specialty Chemicals and Materials - 2.1%
Aceto Corporation	78,410	552,006
Balchem Corporation a	11,250	222,637
Cabot Corporation	183,500	6,826,200
Hawkins	206,878	2,941,805
Lydall a,c	35,500	315,950
MacDermid	264,131	8,615,953
Schulman (A.)	143,100	3,364,281
Sensient Technologies	22,000	430,540

		23,269,372

Textiles - 0.1%
Unifi a	165,100	396,240

Other Industrial Products - 2.6%
Brady Corporation Cl. A	293,400	10,315,944
Diebold	86,700	3,774,051
Distributed Energy Systems a	32,000	103,360
Kimball International Cl. B	437,380	8,441,434
Maxwell Technologies a	21,500	437,310
Myers Industries	30,499	518,483
Peerless Manufacturing a	148,600	3,819,020
Solar Integrated Technologies a	75,000	40,724
Waters Corporation a	25,990	1,176,827

		28,627,153

Total		193,588,004

Industrial Services - 13.4%
Advertising and Publishing - 0.7%
Interpublic Group of Companies a,c	510,000	5,049,000
Lamar Advertising Company Cl. A a,c	26,000	1,388,660
MDC Partners Cl. A a	60,000	434,400
ValueClick a,c	45,000	834,300

		7,706,360

Commercial Services - 4.4%
ABM Industries	134,800	2,528,848
Allied Waste Industries a	188,800	2,127,776
Anacomp Cl. A a	26,000	169,000
BB Holdings a	194,900	571,102
Bennett Environmental a,c	20,900	23,408
Central Parking	18,300	301,950
Convergys Corporation a	121,000	2,498,650
Copart a,c	158,100	4,456,839
First Advantage Cl. A a,c	5,000	104,300
Global Imaging Systems a	100,000	2,207,000
Hewitt Associates Cl. A a	164,620	3,993,681
Iron Mountain a,c	156,175	6,706,155
Learning Tree International a,c	53,400	434,142
MPS Group a	564,600	8,531,106
Manpower	105,800	6,482,366
New Horizons Worldwide a	228,600	205,740
RHJ International a	157,500	2,945,840
Renaissance Learning	15,000	214,650
Rollins	130,500	2,754,855
Spherion Corporation a,c	53,000	378,950
TRC Companies a	3,600	30,672
Viad Corporation	9,025	319,575
Wright Express a,c	30,000	721,800

		48,708,405

Engineering and Construction - 1.1%
Dycom Industries a,c	37,400	804,100
Fleetwood Enterprises a	234,300	1,576,839
Insituform Technologies Cl. A a,c	174,300	4,232,004
Washington Group International a	100,000	5,886,000

		12,498,943

Food and Tobacco Processors - 0.5%
American Italian Pasta Company Cl. A a	10,000	77,800
MGP Ingredients	127,400	2,709,798
Performance Food Group a	10,000	280,900
Seneca Foods Cl. A a	69,600	1,886,160
Seneca Foods Cl. B a	13,251	357,247

		5,311,905

Industrial Distribution - 2.1%
Central Steel & Wire a	7,162	4,476,250
MSC Industrial Direct Company Cl. A	20,000	814,800
Ritchie Bros. Auctioneers	310,400	16,640,544
Strategic Distribution a	115,000	1,434,050

		23,365,644

Printing - 0.1%
Bowne & Co.	68,100	972,468

Transportation and Logistics - 3.9%
Alexander & Baldwin	60,000	2,662,200
Arkansas Best	1,200	51,636
Atlas Air Worldwide Holdings a	17,000	739,840
C. H. Robinson Worldwide	80,000	3,566,400
Continental Airlines Cl. B a,c	100,000	2,831,000
EGL a,c	123,125	4,486,675
Forward Air	234,750	7,767,878
Frozen Food Express Industries a	286,635	2,175,560
Grupo Aeroportuario del Sureste ADR	36,900	1,376,739
Hub Group Cl. A a	174,400	3,972,832
Landstar System	11,200	478,240
Patriot Transportation Holding a	96,300	7,276,428
Railpower Technologies a	67,000	106,696
UTI Worldwide	105,000	2,936,850
Universal Truckload Services a	115,100	2,989,147

		43,418,121

Other Industrial Services - 0.6%
Landauer	117,900	5,983,425

Total		147,965,271

Natural Resources - 9.3%
Energy Services - 2.9%
Atwood Oceanics a,c	29,400	1,322,118
Carbo Ceramics	148,400	5,346,852
Core Laboratories a	10,000	638,000
Environmental Power a,c	326,000	1,463,740
Global Industries a,c	54,500	848,020
Hanover Compressor Company a,c	260,000	4,737,200
Helmerich & Payne	80,600	1,856,218
Input/Output a	544,100	5,402,913
TETRA Technologies a,c	68,000	1,642,880
Universal Compression Holdings a	105,000	5,612,250
Willbros Group a,c	207,600	3,242,712

		32,112,903

Oil and Gas - 2.4%
Bill Barrett a,c	50,000	1,228,000
Carrizo Oil & Gas a,c	41,700	1,075,443
Cimarex Energy	193,990	6,826,508
FX Energy a,c	20,000	102,000
Falcon Oil & Gas a	360,000	930,798
Helix Energy Solutions Group a,c	34,226	1,143,148
Particle Drilling Technologies a,c	61,500	159,285
Penn Virginia	16,440	1,042,460
PetroCorp a,d	61,400	0
Pioneer Drilling Company a,c	1,800	23,112
SEACOR Holdings a,c	153,500	12,663,750
Storm Cat Energy a	330,800	539,204
W&T Offshore	25,000	730,250

		26,463,958

Precious Metals and Mining - 2.3%
Agnico-Eagle Mines	34,000	1,058,420
Bema Gold a	248,000	1,098,640
Cambior a,c	311,000	1,097,830
Constellation Copper a	186,900	267,537
Entree Gold a	90,000	89,100
Etruscan Resources a	675,900	1,965,265
Gammon Lake Resources a	188,300	2,152,269
Glamis Gold a	126,300	4,980,009
Golden Star Resources a	135,000	368,550
Hecla Mining Company a,c	598,000	3,432,520
IAMGOLD Corporation a	170,000	1,443,300
Ivanhoe Mines a,c	140,000	876,400
Meridian Gold a,c	111,000	2,759,460
Miramar Mining a	245,000	1,004,500
Pan American Silver a,c	41,000	801,140
QGX a	30,000	42,138
Randgold Resources ADR a	53,000	1,079,080
Stillwater Mining Company a	10,780	90,552
Yamana Gold	80,000	740,000

		25,346,710

Real Estate - 1.5%
Alico	27,000	1,579,770
Consolidated-Tomoka Land	13,564	870,402
Realogy Corporation a	300,000	6,804,000
The St. Joe Company	98,900	5,426,643
Trammell Crow Company a,c	46,500	1,697,715

		16,378,530

Other Natural Resources - 0.2%
PICO Holdings a	55,200	1,796,760

Total		102,098,861

Technology - 23.0%
Aerospace and Defense - 0.6%
Allied Defense Group (The) a	45,700	751,765
Armor Holdings a,c	11,410	654,135
Astronics Corporation a	52,400	825,300
Axsys Technologies a,c	10,000	170,000
Ducommun a	117,200	2,186,952
Hexcel Corporation a	47,500	672,125
Integral Systems	49,800	1,556,748

		6,817,025

Components and Systems - 7.5%
Adaptec a,c	2,584,100	11,395,881
American Power Conversion	151,200	3,320,352
Analogic Corporation	40,135	2,059,728
Belden CDT	57,800	2,209,694
Checkpoint Systems a	56,060	925,551
Dionex Corporation a	81,000	4,126,140
Electronics for Imaging a,c	25,000	572,000
Energy Conversion Devices a,c	105,500	3,907,720
Excel Technology a	168,500	4,985,915
Hutchinson Technology a,c	47,500	998,925
Imation Corporation	15,700	630,355
InFocus Corporation a	228,100	652,366
KEMET Corporation a	95,600	771,492
Kronos a,c	38,775	1,321,840
Methode Electronics	50,000	475,500
Metrologic Instruments a,c	15,000	272,400
Newport Corporation a,c	592,200	9,652,860
On Track Innovations a,c	40,000	300,000
Perceptron a	397,400	3,409,692
Plexus Corporation a,c	325,700	6,253,440
Power-One a,c	10,000	72,400
REMEC a	143,387	248,060
Radiant Systems a,c	32,500	392,600
Richardson Electronics	116,700	1,053,801
SafeNet a,c	36,240	659,206
TTM Technologies a,c	221,400	2,590,380
Technitrol	311,200	9,289,320
Tektronix	159,680	4,619,542
UQM Technologies a,c	50,000	137,000
Vishay Intertechnology a,c	186,000	2,611,440
Zebra Technologies Cl. A a	76,525	2,735,004

		82,650,604

Distribution - 1.7%
Agilysys	165,125	2,318,355
Anixter International a	61,795	3,489,564
Benchmark Electronics a,c	208,200	5,596,416
Solectron Corporation a	1,170,100	3,814,526
Tech Data a	86,500	3,159,845

		18,378,706

Internet Software and Services - 1.7%
Arbinet-thexchange a	87,200	455,184
CMGI a,c	1,535,000	1,627,100
CNET Networks a,c	155,400	1,488,732
CryptoLogic	137,000	3,019,480
CyberSource Corporation a,c	10,000	118,300
EarthLink a,c	55,200	401,304
eResearch Technology a,c	141,000	1,143,510
Internap Network Services a,c	144,890	2,205,226
j2 Global Communications a,c	43,420	1,179,721
Jupitermedia Corporation a,c	420,000	3,637,200
Lionbridge Technologies a	37,500	286,125
RealNetworks a,c	245,400	2,603,694
S1 Corporation a	20,000	92,200
SupportSoft a	220,000	961,400

		19,219,176

IT Services - 4.1%
answerthink a,c	655,000	1,761,950
BearingPoint a,c	788,800	6,199,968
Black Box	47,000	1,829,240
CACI International Cl. A a,c	10,000	550,100
CIBER a,c	10,000	66,300
Cogent Communications Group a,c	226,900	2,629,771
Computer Task Group a	101,100	402,378
Covansys Corporation a	238,900	4,094,746
Diamond Management & Technology Consultants a	80,400	895,656
Forrester Research a	40,300	1,060,293
Gartner a	126,000	2,216,340
Keane a	468,000	6,743,880
MAXIMUS	127,900	3,338,190
Perot Systems Cl. A a,c	165,100	2,276,729
Sapient Corporation a,c	806,602	4,395,981
Syntel	152,679	3,458,179
TriZetto Group (The) a,c	215,200	3,258,128

		45,177,829

Semiconductors and Equipment - 2.4%
BE Semiconductor Industries a	58,000	321,900
Brooks Automation a,c	28,500	371,925
Cabot Microelectronics a	131,200	3,781,184
Catalyst Semiconductor a	200	676
CEVA a	31,666	179,230
Cognex Corporation	152,600	3,854,676
Conexant Systems a,c	11,980	23,960
Credence Systems a,c	53,600	152,760
DSP Group a,c	115,000	2,627,750
DTS a,c	64,100	1,357,638
Dolby Laboratories Cl. A a	83,900	1,665,415
Exar Corporation a	181,976	2,418,461
Fairchild Semiconductor International a	51,200	957,440
International Rectifier a,c	20,000	696,800
Intevac a,c	57,450	965,160
IXYS Corporation a,c	10,000	83,900
Kulicke & Soffa Industries a,c	105,800	935,272
MEMC Electronic Materials a	2,000	73,260
Novellus Systems a,c	12,000	331,920
Pericom Semiconductor a,c	58,000	565,500
Power Integrations a	49,000	957,950
Sanmina-SCI Corporation a	200,000	748,000
Semitool a,c	50,000	517,000
Staktek Holdings a	184,700	1,104,506
Veeco Instruments a	65,000	1,309,750

		26,002,033

Software - 3.2%
Advent Software a,c	116,800	4,229,328
ANSYS a,c	20,000	883,600
Aspen Technology a	27,100	295,932
Avid Technology a,c	30,000	1,092,600
BEA Systems a	65,610	997,272
Borland Software a	240,000	1,375,200
Epicor Software a	79,900	1,047,489
iPass a,c	268,400	1,256,112
JDA Software Group a,c	99,900	1,540,458
MRO Software a,c	46,000	1,180,820
ManTech International Cl. A a,c	119,400	3,941,394
NAVTEQ Corporation a,c	20,000	522,200
PLATO Learning a	149,642	953,220
Progress Software a,c	30,500	793,000
SPSS a	179,600	4,477,428
Sybase a,c	82,600	2,002,224
THQ a,c	20,000	583,400
Transaction Systems Architects Cl. A a	203,150	6,972,108
Verint Systems a,c	40,000	1,202,000

		35,345,785

Telecommunications - 1.8%
ADTRAN	65,000	1,549,600
Broadwing Corporation a,c	1,000	12,620
Catapult Communications a	87,100	728,156
Covad Communications Group a,c	35,000	52,150
Foundry Networks a,c	373,400	4,910,210
Globecomm Systems a	233,700	1,995,798
IDT Corporation a	58,400	825,776
IDT Corporation Cl. B a,c	65,000	937,300
Level 3 Communications a	400,000	2,140,000
PECO II a	93,600	116,064
Time Warner Telecom Cl. A a,c	179,000	3,402,790
Tollgrade Communications a	20,000	179,000
USA Mobility	97,500	2,226,900
Vonage Holdings a,c	100,000	688,000
Yak Communications a	20,000	102,400

		19,866,764

Total		253,457,922

Utilities - 0.2%
CH Energy Group	44,500	2,290,415
Southern Union	11,576	305,722

Total		2,596,137

Miscellaneous (e) - 2.3%
Total		25,245,986

TOTAL COMMON STOCKS
(Cost $740,043,186)		1,136,425,230

PREFERRED STOCKS - 0.2%
Aristotle Corporation 11.00% Conv.	4,800	37,488
Seneca Foods Conv. a	300	7,200
Seneca Foods Conv. a,d	85,000	2,073,150

TOTAL PREFERRED STOCKS
(Cost $1,316,014)		2,117,838

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.1%
Dixie Group 7.00%
Conv. Sub. Deb. due 5/15/12 a	$397,000	373,180

TOTAL CORPORATE BONDS
(Cost $323,682)		373,180

REPURCHASE AGREEMENTS - 17.2%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $70,082,773 (collateralized by obligations of various U.S. Government Agencies, valued at $71,809,119)
(Cost $70,053,000)		70,053,000

Lehman Brothers (Tri-Party), 5.18% dated 9/29/06, due 10/2/06, maturity value $120,051,800 (collateralized by obligations of various U.S. Government Agencies, valued at $122,454,020)
(Cost $120,000,000)		120,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $190,053,000)		190,053,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 9.4%
U.S. Treasury Bonds
6.00%-7.125% due 8/15/22-2/15/26	174,522	175,847
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-5.24%)		104,060,640

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $104,236,487)		104,236,487

TOTAL INVESTMENTS - 129.9%
(Cost $1,035,972,369)		1,433,205,735

LIABILITIES LESS CASH AND OTHER ASSETS - (10.0)%		(109,880,330)

PREFERRED STOCK - (19.9)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$1,103,325,405

a	Non-income producing.

b	At September 30, 2006, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended September 30, 2006:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/05	12/31/05	Purchases	Sales	Gain (Loss)	Income	9/30/06	9/30/06

Peerless Mfg.*	158,600	$2,775,500	-	$38,275	$206,529	-

Synalloy Corporation	345,000	3,610,080	-	-	-	-	345,000	$4,850,700

		$6,385,580			$206,529	-		$4,850,700

*	Not an Affiliated Company at September 30, 2006.

c	A portion of these securities were on loan at September 30, 2006. Total market value of loaned securities at September 30, 2006 was $100,809,612.

d	Securities for which market quotations are no longer readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

e	Includes securities first acquired in 2006 and less than 1% of net assets applicable to Common Stockholders.

INCOME TAX INFORMATION:  The cost of total investments for Federal income tax purposes was $1,037,601,783. At September 30, 2006, net unrealized appreciation for all securities was $395,603,952, consisting of aggregate gross unrealized appreciation of $437,969,452 and aggregate gross unrealized depreciation of $42,365,500. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)      The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

          Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 13, 2006

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 13, 2006